Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment

	Leasehold
	improvements	Computers	Total
	$	$	$
Cost:
At December 31, 2016	210,742	-	210,742
Additions	288,581	29,482	318,063
At December 31, 2017	499,323	29,482	528,805
Additions	184,435	40,805	225,240
At December 31, 2018	683,758	70,287	754,045
Depreciation:
At December 31, 2016	75,424	-	75,424
Charge for the year	40,596	4,422	45,018
At December 31, 2017	116,020	4,422	120,442
Charge for the year	141,956	36,225	178,181
At December 31, 2018	257,976	40,647	298,623
Net book value:
At December 31, 2017	383,303	25,060	408,363
At December 31, 2018	425,782	29,640	455,422